Other Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities [Abstract]
Other Liabilities	19 Other Liabilities

(in millions)	December 31, 2021	December 31, 2020
Liabilities to employees	€54.6	€24.3
Other	1.3	4.4
Total	€55.9	€28.7
Total current	43.1	28.0
Total non-current	12.8	0.7